Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7 .	Intangible Assets
The following table summarizes the Group’s intangible as
s
ets:

	December 31, 2019	December 31, 2020
	RMB	RMB
Gross carrying amount
Copyright	8,547	8,488
Software	1,370	2,851
Trademark and others	1,053	2,446

Total gross carrying amount	10,970	13,785

Less: accumulated amortization
Copyright	(8,308)	(8,468)
Software	(735)	(1,503)
Trademark and others	(226)	(885)

Total accumulated amortization	(9,269)	(10,856)

Intangible assets, net	1,701	2,929

Amortization expense for the years ended December 31,
2018, 2019

and 2020 were
RMB3.9 million,

RMB1.8 million and RMB1.6 million,
respectively.
The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2021	1,182
2022	932
2023	513
2024	206
2025	96